The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.9%
Communication Services—0.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 126	$ 123
Health Care—0.2%
PetIQ, Inc. 4.000%, 6/1/26	62	72
Information Technology—0.3%
Perficient, Inc. 0.125%, 11/15/26	120	118
Total Convertible Bonds and Notes (Identified Cost $308)		313

Corporate Bonds and Notes—7.4%
Communication Services—0.4%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	96	96
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	35	32
		128

Consumer Discretionary—1.8%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	163	162
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	110	110
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	238	238
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(2)	79	79
		589

Consumer Staples—0.8%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	36	36
144A 10.750%, 6/30/32(2)	18	17
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	218	221
		274

Energy—2.2%
California Resources Corp. 144A 7.125%, 2/1/26(2)	104	104
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	633	632
		736

Financials—0.2%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	13	12
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	51	53
		65

	Par Value	Value

Health Care—1.0%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	$ 140	$ 137
144A 3.500%, 4/1/30(2)	202	199
		336

Industrials—0.5%
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 15.344%, 1/29/25(2)(3)	142	151
Hawaiian Brand Intellectual Property Ltd. 144A 11.000%, 4/15/29(2)	14	14
		165

Information Technology—0.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	103	105
Materials—0.2%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	44	45
Total Corporate Bonds and Notes (Identified Cost $2,441)		2,443

Leveraged Loans—2.4%
Aerospace—1.2%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.752%, 1/15/27(3)	398	401
Health Care—0.5%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 8.095%, 5/10/27(3)	90	89
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 7.920%, 2/22/28(3)	75	75
		164

Information Technology—0.5%
Nuvei Technologies Corp. (1 month Term SOFR + 3.110%) 7.955%, 12/19/30(3)	148	148
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.604%, 5/13/27(3)	69	68
Total Leveraged Loans (Identified Cost $782)		781

	Shares
Common Stocks—57.3%
Communication Services—4.9%
Endeavor Group Holdings, Inc. Class A (4)(5)	55,772	1,593
Frontier Communications Parent, Inc.(6)	495	18
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value
Communication Services—continued
GCI Liberty, Inc. Escrow Share(6)	1,015	$ —(7)
		1,611

Consumer Discretionary—2.3%
Capri Holdings Ltd.(6)	4,031	171
Everi Holdings, Inc.(6)	12,157	160
Vista Outdoor, Inc.(6)	9,150	358
Vizio Holding Corp. Class A(4)(6)	7,572	85
		774

Consumer Staples—4.5%
Albertsons Cos., Inc. Class A(5)	13,109	242
Kellanova	15,370	1,241
		1,483

Energy—16.0%
ChampionX Corp.	29,849	900
Hess Corp.(5)	22,124	3,005
Marathon Oil Corp.	6,458	172
Southwestern Energy Co.(6)	166,565	1,184
		5,261

Financials—3.1%
Acropolis Infrastructure(6)(8)	3,967	—
Discover Financial Services	1,119	157
First Bancshares, Inc. (The)	2,512	81
Heartland Financial USA, Inc.	5,856	332
Independent Bank Group, Inc.	3,059	176
Nuvei Corp.	8,286	276
		1,022

Health Care—9.7%
ABIOMED, Inc.(6)(8)	814	2
Amedisys, Inc.(5)(6)	11,998	1,158
Axonics, Inc.(6)	14,835	1,032
Catalent, Inc.(6)	16,276	986
Inhibrx, Inc.(6)	2,449	3
R1 RCM, Inc.(6)	2,416	34
		3,215

Industrials—3.7%
McGrath RentCorp.	1,248	131
Stericycle, Inc.(6)	17,794	1,086
		1,217

Information Technology—8.1%
ANSYS, Inc.(6)	498	159
Envestnet, Inc.(6)	7,752	485
HashiCorp, Inc. Class A(6)	34,190	1,158
Instructure Holdings, Inc.(6)	513	12
Juniper Networks, Inc.	14,584	568
Smartsheet, Inc. Class A(6)	4,989	276
		2,658

Materials—4.1%
Arch Resources, Inc.	13	2
	Shares	Value

Materials—continued
Haynes International, Inc.	7,736	$ 460
United States Steel Corp.	24,768	875
		1,337

Utilities—0.9%
Atlantica Sustainable Infrastructure plc	13,655	300
Total Common Stocks (Identified Cost $19,081)		18,878

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(8)	1,848	1
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	4,144	3
Bristol-Myers Squibb Co., 12/31/35(6)(8)	6,945	7
		10

Total Rights (Identified Cost $—)		11

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	1,643	—(7)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	870	—(7)
CEC Brands LLC, 12/31/25(6)(8)	2,163	6
ECARX Holdings, Inc., 12/21/27(6)	1,150	—(7)
Grove Collaborative Holdings, 06/16/27(6)	1,063	—(7)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	2,322	—(7)
		6

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)	900	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	9,342	2
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	2,148	—(7)
AltEnergy Acquisition Corp., 11/10/28(6)	800	—(7)
Ares Acquisition Corp. II, 06/12/28(6)	3,918	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	740	—(7)
Cartesian Growth Corp II, 07/12/28(6)	873	—(7)
Corner Growth Acquisition Corp., 12/31/27(6)	895	—(7)
EVe Mobility Acquisition Corp., 12/31/28(6)	934	—(7)
FTAC Emerald Acquisition Corp., 08/22/28(6)	2,643	1
GCM Grosvenor, Inc. Class A, 11/17/25(6)	1,355	2
Goal Acquisitions Corp., 02/11/26(6)	8,032	—(7)
Haymaker Acquisition Corp. 4, 09/12/28(6)	1,464	—(7)
Iron Horse Acquisitions Corp., 02/16/29(6)	2,326	—(7)
Israel Acquisitions Corp., 02/28/28(6)	2,345	—(7)
Keen Vision Acquisition Corp., 09/15/28(6)	6,597	—(7)
Legato Merger Corp. III, 03/28/29(6)	2,212	1
Moneylion, Inc., 06/01/27(6)	11,485	1
Nabors Energy Transition Corp. II, 09/05/28(6)	2,269	—(7)
Newbury Street Acquisition Corp., 12/31/27(6)	419	—(7)
Pyrophyte Acquisition Corp., 05/03/28(6)	1,066	—(7)

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
RMG Acquisition Corp. III, 12/31/27(6)	1,196	$ —
SilverBox Corp. III, 04/28/28(6)	375	—(7)
Slam Corp. Class A, 12/31/27(6)	709	—(7)
Spark I Acquisition Corp., 11/27/28(6)	2,390	—(7)
Spring Valley Acquisition Corp. II, 02/25/26(6)	1,933	—(7)
Target Global Acquisition I Corp., 12/31/27(6)	1,600	—(7)
Whole Earth Brands, Inc., 06/25/25(6)	1,756	—
XBP Europe Holdings, Inc., 12/31/27(6)	757	—(7)
Zeo Energy Corp., 10/20/26(6)	936	—(7)
		8

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	859	—(7)
Psyence Biomedical Ltd., 01/25/29(6)	1,097	—(7)
Quantum-Si, Inc., 09/30/27(6)	7,060	1
Tevogen Bio Holdings, Inc., 11/04/26(6)	1,068	—(7)
		1

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(6)	4,149	1
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	750	—(7)
Freightos Ltd., 01/23/28(6)	739	—(7)
Getaround, Inc., 03/09/26(6)	179	—(7)
Volato Group, Inc., 12/03/28(6)	2,120	—(7)
		1

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	6,162	2
LeddarTech Holdings, Inc., 09/21/28(6)	2,213	—(7)
Movella Holdings, Inc., 12/31/27(6)	1,062	—(7)
		2

Total Warrants (Identified Cost $153)		18

	Shares/Units
Special Purpose Acquisition Companies—11.5%
AA Mission Acquisition Corp. Class A(6)	3,323	33
Agriculture & Natural Solutions Acquisition Corp.(6)	21,914	227
Ai Transportation Acquisition Corp.(6)	2,069	22
Aimei Health Technology Co., Ltd.(6)	3,362	1
Aimei Health Technology Co., Ltd.(6)	3,362	35
Aimfinity Investment Corp. I(6)	1,345	16
Alchemy Investments Acquisition Corp. 1(6)	4,297	47
Andretti Acquisition Corp. II(6)	5,147	51
Ares Acquisition Corp. II(6)	70,628	765
Bayview Acquisition Corp.(6)	2,923	—(7)
Bayview Acquisition Corp. Class A(6)	2,923	30
Black Hawk Acquisition Corp.(6)	609	6
Bowen Acquisition Corp.(6)	2,339	25
Bukit Jalil Global Acquisition 1 Ltd.(6)	1,480	—(7)
Bukit Jalil Global Acquisition 1 Ltd.(6)	1,455	16
BurTech Acquisition Corp. Class A(6)	1,165	13
Cartesian Growth Corp. II Class A(6)	11,447	131
Cartica Acquisition Corp. Class A(6)	1,293	15
Cayson Acquisition Corp.(6)	1,811	18
Centurion Acquisition Corp.(6)	1,253	13
CF Acquisition Corp. VII Class A(6)	8,721	97
ClimateRock Class A(6)	1,747	20
	Shares/Units	Value
Colombier Acquisition Corp. II(6)	1,873	$ 19
Direct Selling Acquisition Corp. Class A(6)	2,172	24
Distoken Acquisition Corp.(6)	2,254	25
Dt Cloud Acquisition Corp.(6)	4,567	47
Dt Cloud Acquisition Corp.(6)	4,567	1
DT Cloud Star Acquisition Corp.(6)	1,656	17
EQV Ventures Acquisition Corp.(6)	3,020	30
ESH Acquisition Corp.(6)	3,862	—(7)
ESH Acquisition Corp. Class A(6)	3,862	41
FTAC Emerald Acquisition Corp. Class A(6)	2,723	30
Global Lights Acquisition Corp.(6)	1,783	19
Global Lights Acquisition Corp.(6)	1,871	20
Golden Star Acquisition Corp.(6)	2,398	1
GP-Act III Acquisition Corp. Class A(6)	7,087	71
Graf Global Corp.(6)	2,404	24
Haymaker Acquisition Corp. 4(6)	13,083	139
Hennessy Capital Investment Corp. VI Class A(6)	818	9
Horizon Space Acquisition I Corp.(6)	10,778	121
IB Acquisition Corp.(6)	4,303	43
IB Acquisition Corp.(6)	4,303	—(7)
Inflection Point Acquisition Corp. II Class A(6)	28,202	303
Investcorp Europe Acquisition Corp. I Class A(6)	9,078	107
Iron Horse Acquisitions Corp.(6)	2,326	24
Iron Horse Acquisitions Corp.(6)	2,326	—(7)
Israel Acquisitions Corp. Class A(6)	1,272	14
Keen Vision Acquisition Corp.(6)	8,495	91
Legato Merger Corp. III(6)	4,424	45
Metal Sky Star Acquisition Corp.(6)	886	10
Nabors Energy Transition Corp. II Class A(6)	17,749	189
Northern Revival Acquisition Corp. Class A(6)	2,303	26
Oak Woods Acquisition Corp. Class A(6)	2,813	31
OCA Acquisition Corp. Class A(6)	7,103	80
Perception Capital Corp. IV Class A(6)	4,283	48
Pyrophyte Acquisition Corp. Class A(6)	4,981	57
Quetta Acquisition Corp.(6)	5,064	53
Quetta Acquisition Corp.(6)	412	1
SilverBox Corp. III Class A(6)	3,667	39
Silverbox Corp. IV(6)	4,779	48
SIM Acquisition Corp. I(6)	3,805	38
SIM Acquisition Corp. I Class A(6)	2,651	27
Slam Corp. Class A(6)	5,296	59
Spark I Acquisition Corp.(6)	4,780	50
Spring Valley Acquisition Corp. II(6)	3,867	—(7)
TLGY Acquisition Corp. Class A(6)	6,260	72
TMT Acquisition Corp.(6)	2,969	1
TMT Acquisition Corp. Class A(6)	3,930	44
Voyager Acquisition Corp.(6)	4,860	49
Zalatoris Acquisition Corp.(6)	3,001	33
Total Special Purpose Acquisition Companies (Identified Cost $3,653)		3,801

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $14)		5

Escrow Notes—1.5%
Financials—1.5%
Altaba, Inc. Escrow(6)	348,047	496

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Pershing Square Escrow(6)(8)	7,392	$ —
		496

Total Escrow Notes (Identified Cost $208)		496

Total Long-Term Investments—81.1% (Identified Cost $26,640)		26,746

Short-Term Investments—11.9%
Money Market Mutual Funds—11.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.891%)(9)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.836%)(9)	1,456,533	1,457
Total Short-Term Investments (Identified Cost $3,907)		3,907

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(9)(10)	107,237	107
Total Securities Lending Collateral (Identified Cost $107)		107

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.3% (Identified Cost $30,654)		30,760

Securities Sold Short—(1.2)%

Common Stocks—(1.2)%
Energy—(1.1)%
Chesapeake Energy Corp.	(123)	(10)
Chevron Corp.	(1,686)	(248)
CONSOL Energy, Inc.	(17)	(2)
Schlumberger N.V.	(2,626)	(110)
		(370)

Financials—(0.1)%
UMB Financial Corp.	(204)	(22)
Total Securities Sold Short (Identified Proceeds $(385))		(392)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $27)		(41)

Value

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—92.0% (Identified Cost $30,242)	$30,327
Other assets and liabilities, net—8.0%	2,635
NET ASSETS—100.0%	$32,962

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $2,333 or 7.1% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $4,785.
(6)	Non-income producing.
(7)	Amount is less than $500 (not in thousands).
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Country Weightings†
United States	85%
Cayman Islands	11
Canada	2
United Kingdom	1
Virgin Islands (British)	1
Luxembourg	1
Curaçao	(1)
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2024.
Open purchased options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	5	$275	$550.00	10/18/24	$1
SPDR S&P 500® ETF Trust	17	952	560.00	10/18/24	4
Total Purchased Options					$5
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Endeavor Group Holdings, Inc.	(86)	$(232)	$27.00	11/15/24	$(13)
Envestnet, Inc.	(2)	(13)	65.00	11/15/24	(—) (3)
Kellanova	(45)	(371)	82.50	10/18/24	(—) (3)
Kellanova	(18)	(149)	82.50	11/15/24	(1)
SPDR S&P 500® ETF Trust	(14)	(791)	565.00	10/18/24	(19)
Vista Outdoor, Inc.	(33)	(132)	40.00	11/15/24	(5)
					(38)
Put Options(2)
SPDR S&P 500® ETF Trust	(12)	(654)	545.00	10/18/24	(1)
WillScot Holdings Corp.	(2)	(8)	40.00	10/18/24	(—) (3)
WillScot Holdings Corp.	(3)	(13)	42.50	10/18/24	(2)
					(3)
Total Written Options					$(41)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,281	USD	840	GS	10/29/24	$45	$—
GBP	14	USD	18	JPM	12/19/24	—	— (1)
USD	623	JPY	96,917	GS	10/17/24	—	(53)
USD	842	AUD	1,281	GS	10/29/24	—	(44)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2024 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	312	SEK	3,334	GS	12/17/24	$—	$(18)
USD	624	EUR	569	GS	12/18/24	—	(11)
USD	37	EUR	34	GS	12/19/24	—	— (1)
USD	533	GBP	402	GS	12/19/24	—	(4)
USD	69	GBP	52	JPM	12/19/24	—(1)	—
USD	186	GBP	140	GS	12/20/24	—	(2)
USD	62	GBP	47	GS	12/31/24	—	(1)
Total						$45	$(133)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	$—(5)	$5	$5	$—
Britvic plc	Pay	5.680% (0.850% + OBFR)	1 Month	GS	09/17/25	519	4	4	—
Britvic plc	Pay	5.530% (0.700% + OBFR)	3 Month	JPM	11/03/25	49	— (5)	—	— (5)
Brookfield Property Preferred LP	Pay	5.580% (0.750% + OBFR)	1 Month	BAML	02/10/25	9	3	3	—
Covestro AG	Pay	5.440% (0.610% + OBFR)	1 Month	GS	10/01/25	33	— (5)	— (5)	—
Darktrace plc	Pay	5.680% (0.850% + OBFR)	1 Month	GS	07/09/25	222	9	9	—
Darktrace plc	Pay	5.301% (0.470% + OBFR)	3 Month	JPM	10/03/25	716	22	22	—
DS Smith plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	65	26	26	—
DS Smith plc	Pay	5.349% (0.520% + OBFR)	3 Month	JPM	09/08/25	834	208	208	—
Hargreaves Lansdown plc	Pay	5.830% (1.000% + OBFR)	1 Month	GS	10/15/25	183	1	1	—
Kindred Group plc	Pay	5.580% (0.750% + OBFR)	1 Month	GS	04/29/25	294	34	34	—
Neoen S.A.	Pay	5.580% (0.750% + OBFR)	1 Month	GS	07/30/25	600	20	20	—
Shinko Electric Industries Co. Ltd.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	03/12/25	598	23	23	—
Spirent Communications plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/24/25	53	— (5)	—	— (5)
							355	355	—
Short Total Return Swap Contracts
Capital One Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(159)	(12)	—	(12)
Chesapeake Energy Corp.	Receive	4.344% ((0.486)% + OBFR)	1 Month	GS	06/04/25	(1,212)	13	13	—
Chesapeake Energy Corp.	Receive	4.312% ((0.520)% + OBFR)	3 Month	JPM	06/23/25	(85)	9	9	—
Chevron Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	12/18/24	(3,362)	277	277	—
Conocophillips	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(183)	10	10	—
International Paper Co.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(707)	(100)	—	(100)
International Paper Co.	Receive	4.580% ((0.250)% + OBFR)	3 Month	JPM	07/03/25	(261)	(55)	—	(55)
Renasant Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(81)	(1)	—	(1)
Schlumberger Ltd.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(893)	77	77	—
SouthState Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(149)	(28)	—	(28)
Synopsys, Inc.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(96)	10	10	—
UMB Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(283)	(36)	—	(36)
WillScot Mobile Mini Holdings Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(20)	— (5)	—	— (5)
							164	396	(232)
Total							$519	$751	$(232)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$313	$—	$313	$—
Corporate Bonds and Notes	2,443	—	2,443	—
Leveraged Loans	781	—	781	—
Equity Securities:
Common Stocks	18,878	18,873	3	2(1)
Rights	11	—	3	8
Warrants	18	12	—	6(1)
Special Purpose Acquisition Companies	3,801	3,703	98	—
Escrow Notes	496	—	496	—(1)
Money Market Mutual Funds	3,907	3,907	—	—
Securities Lending Collateral	107	107	—	—
Other Financial Instruments:
Purchased Options	5	5	—	—
Forward Foreign Currency Exchange Contracts*	45	—	45	—
Over-the-Counter Total Return Swaps*	751	—	746	5
Total Assets	31,556	26,607	4,928	21
Liabilities:
Securities Sold Short:
Common Stocks	(392)	(392)	—	—
Other Financial Instruments:
Written Options	(41)	(41)	—	—
Forward Foreign Currency Exchange Contracts*	(133)	—	(133)	—
Over-the-Counter Total Return Swaps*	(232)	—	(232)	—
Total Liabilities	(798)	(433)	(365)	—
Total Investments, Net of Securities Sold Short and Written Options	$30,758	$26,174	$4,563	$21

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

THE MERGER FUND®VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.